Leases (Details) - Schedule of Carrying Amount - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Carrying Amount [Abstract]
Beginning balance	$ 785,687	$ 486,678
New leases	416,451	1,237,069
Remeasurement on lease modifications	133,171	(64,390)
Accretion of interest recognized during the year	48,363	42,130	$ 48,171
Payments	(779,271)	(915,438)
Exchange realignment	1,660	(362)
Ending balance	606,061	785,687	$ 486,678
Analyzed into:
Current portion	574,630	492,735
Non-current portion	$ 31,431	$ 292,952